UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21201
                                                     ---------

                         UBS Technology Partners, L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


                                                                REALIZED AND                                      DOLLAR AMOUNT OF
                                                                 UNREALIZED                             FIRST      FAIR VALUE FOR
                                                        % OF     GAIN/(LOSS)    INITIAL               AVAILABLE        FIRST
                                                      MEMBERS'     FROM       ACQUISITION  LIQUIDITY  REDEMPTION     AVAILABLE
    INVESTMENT FUND          COST        FAIR VALUE   CAPITAL   INVESTMENTS       DATE        (a)        (b)       REDEMPTION (b)
 ---------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
7 x 7 Institutional
  Partners, L.P.         $ 14,000,000   $ 13,850,945    5.73 %  $  (149,055)   9/1/2009    Monthly
Artis Aggressive
  Growth (Institutional),
  L.P.                      2,400,000      7,114,669    2.95      2,443,419    3/1/2006   Quarterly
Artis Partners 2X
  (Institutional),
  L.P.                     10,750,000     36,171,917   14.98     15,189,042    1/1/2003   Quarterly
Cadian Fund, L.P.          12,000,000     12,312,029    5.10        312,029    9/1/2009   Quarterly
Coatue Qualified
  Partners, L.P.           10,257,654     20,606,082    8.53      1,846,671    4/1/2002   Quarterly
Dundonald Fund I,
  L.P.                     10,000,000     11,424,123    4.73       (544,753)   3/1/2007   Quarterly
Intrepid Capital
  Fund (QP), L.P.           4,926,848      8,952,145    3.71      1,383,395    6/1/2000   Quarterly
Loch Capital
  Fund I, L.P.             11,861,326     18,867,606    7.81       (359,644)   6/1/2003   Quarterly
Seligman Tech
  Spectrum Fund,
  L.L.C.                    6,858,632     10,228,586    4.23      1,838,858    1/1/2005   Quarterly
Seligman Tech
  Spectrum, Ltd.,
  Class A1,
  Series 2                  7,000,000     13,591,265    5.63      3,140,044    8/1/2006   Quarterly
Shannon River
  Partner II, L.P.         14,091,421     18,800,907    7.78      2,231,557    5/1/2005   Quarterly
TCS Capital II,
  L.P.                      5,224,652      8,648,170    3.58      1,711,057   10/1/2003    Annually
Tiger Global
  Fund, L.P.                1,316,922      4,573,728    1.89       (734,560)  11/1/2001    Annually
Tracer Capital
  Partners QP, L.P.        12,213,144     10,382,138    4.30      1,940,150    7/1/2007   Quarterly
                         ------------   ------------   -----    -----------
  LONG/SHORT EQUITY
    SUBTOTAL             $122,900,599   $195,524,310   80.95 %  $30,248,210
Redeemed Investment
  Funds (c)                        --             --      --       (184,348)
                         ------------   ------------   -----    -----------
TOTAL                    $122,900,599   $195,524,310   80.95 %  $30,063,862
                         ============   ============   =====    ===========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b) Investment Funds with no dates or amounts can be redeemed in full.
(c) Realized gain/(loss) from redeemed Investment Funds includes both gain/(loss) recognized from the sale of investments plus any gain/(loss) recognized from adjustments to hold-back amounts from prior year sales of investments received in the current year.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments.


                                  ASSETS TABLE
--------------------------------------------------------------------------------
                                                       LEVEL 2        LEVEL 3
                        TOTAL FAIR                   SIGNIFICANT    SIGNIFICANT
                         VALUE AT        LEVEL 1     OBSERVABLE    UNOBSERVABLE
DESCRIPTION             09/30/2009    QUOTED PRICES    INPUTS         INPUTS
--------------------------------------------------------------------------------
Long/Short Equity      $195,524,310       $ --          $ --        $195,524,310
TOTAL ASSETS           $195,524,310       $ --          $ --        $195,524,310
                       ---------------------------------------------------------

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


-----------------------------------------------------------------------------------------------------------------------------
                                                                   Change in
                    Balance as         Accrued                     unrealized        Net       Transfers in   Balance as of
                  of December 31,     discounts      Realized     appreciation/   purchases/    and/or out    September 30,
DESCRIPTION            2008           /premiums     gain/(loss)   depreciation     (sales)      of Level 3         2009
-----------------------------------------------------------------------------------------------------------------------------
Investments in
Investment
Strategies
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
      LONG/SHORT     129,276,100                                   30,248,210     36,000,000                    195,524,310
      EQUITY
-----------------------------------------------------------------------------------------------------------------------------
      TOTAL          129,276,100                                   30,248,210     36,000,000                    195,524,310
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is $30,248,210.

The FASB issued in September 2009 Accounting Standards Update No. 2009-12, "Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)". The provisions contained within Accounting Standards Update 2009-12 are effective for interim and annual periods ending after December 15, 2009. At this time, management is evaluating the implications of Accounting Standards Update 2009-12 and its impact on future financial statements and accompanying notes has not yet been determined.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Technology Partners, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.